Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 35,390,179.58
Total Fee Amount	4,887.39
Total Offset Amount	0.00
Net Fee	$ 4,887.39
Offering Table N/A
Offset Table N/A	N/A